BUSINESS COMBINATION UNDER COMMON CONTROL (Details Narrative) - Cust2Mate [Member] $ in Thousands	Nov. 16, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Acquisition percentage	79.49%
Total consideration paid	$ 1,566